Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance: Compensation Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance metrics of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, refer to
Compensation Discussion and Analysis
section of this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEO, including with respect to, PSUs, RSUs and stock options. Refer to the
Executive Compensation Tables
section in this proxy statement for more information.
The following table sets forth the compensation for our principle executive officer (PEO) and the average compensation for our other NEO, each as reported in the Summary Compensation Table and with certain adjustments to reflect “compensation actually paid” (as defined by SEC rules). The table also provides information with respect to the Company’s cumulative total shareholder return (TSR), peer group cumulative TSR, net income, and the Company’s selected performance measures, non-GAAP adjusted EBITDA.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Company - selected Measure: Non-GAAP Adjusted EBITDA ($M)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2023	$6,755,277	$16,325,969	$2,501,332	$5,102,434	$595.70	$154.62	$82.20	$207.4

2022	$7,539,057	$3,414,864	$2,316,786	$1,420,354	$369.15	$133.50	$102.50	$218.3

2021	$7,636,211	$29,596,624	$2,352,859	$7,262,828	$450.24	$151.11	$145.90	$294.8

2020	$4,696,183	$8,974,586	$1,402,265	$2,242,220	$162.08	$111.42	$ (25.90)	$173.4

(1)	The PEO Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022	2023

Summary Compensation Table Value	$4,696,183	$7,636,211	$7,539,057	$6,755,277

Subtract Pension Value	($60,237)	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($2,167,772)	($4,952,391)	($4,103,488)	($4,711,808)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$4,290,627	$9,526,994	$5,448,529	$7,497,311

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$467,993	$6,049,587	($4,223,365)	$3,729,707

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$1,747,792	$11,336,222	($1,245,869)	$3,055,482

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0

Compensation Actually Paid	$8,974,586	$29,596,624	$3,414,864	$16,325,969

(2)	Daniel N. Leib was CEO for each of the years 2020, 2021, 2022 and 2023.

(3)	The average non-PEO named executive officers Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022	2023

Summary Compensation Table Value	$1,402,265	$2,352,859	$2,316,786	$2,501,332

Subtract Pension Value	($58,523)	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($404,998)	($1,202,335)	($1,073,984)	($1,566,707)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$82,495	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$793,763	$2,264,488	$1,425,953	$2,492,898

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$117,890	$1,177,695	($954,095)	$885,913

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$391,823	$2,587,627	($294,306)	$788,999

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0

Compensation Actually Paid	$2,242,220	$7,262,828	$1,420,354	$5,102,434

(4)	The following non-PEO named executives officers are included in the calculations above:

2023: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2022: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

2021: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

2020: Thomas Juhase, David A. Gardella, Jennifer B. Reiners, Kami Turner

(5)
TSR is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2020, 2021, and 2022, respectively, calculated in accordance with Item 201(e) of
Regulation S-K.

(6)	Represents cumulative TSR for the S&P Composite 1500 Diversified Financial Index (“Peer Group TSR”)

Company Selected Measure Name	Non-GAAP Adjusted EBITDA
Named Executive Officers, Footnote
(4)	The following non-PEO named executives officers are included in the calculations above:

2023: David A. Gardella, Craig D. Clay, Eric J. Johnson, Robert K. Williams

2022: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

2021: David A. Gardella, Craig D. Clay, Eric J. Johnson, Jennifer B. Reiners

2020: Thomas Juhase, David A. Gardella, Jennifer B. Reiners, Kami Turner

Peer Group Issuers, Footnote	Represents cumulative TSR for the S&P Composite 1500 Diversified Financial Index (“Peer Group TSR”)
PEO Total Compensation Amount	$ 6,755,277	$ 7,539,057	$ 7,636,211	$ 4,696,183
PEO Actually Paid Compensation Amount	$ 16,325,969	3,414,864	29,596,624	8,974,586
Adjustment To PEO Compensation, Footnote
(1)	The PEO Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022	2023

Summary Compensation Table Value	$4,696,183	$7,636,211	$7,539,057	$6,755,277

Subtract Pension Value	($60,237)	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($2,167,772)	($4,952,391)	($4,103,488)	($4,711,808)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$4,290,627	$9,526,994	$5,448,529	$7,497,311

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$467,993	$6,049,587	($4,223,365)	$3,729,707

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$1,747,792	$11,336,222	($1,245,869)	$3,055,482

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0

Compensation Actually Paid	$8,974,586	$29,596,624	$3,414,864	$16,325,969

Non-PEO NEO Average Total Compensation Amount	$ 2,501,332	2,316,786	2,352,859	1,402,265
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,102,434	1,420,354	7,262,828	2,242,220
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The average non-PEO named executive officers Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022	2023

Summary Compensation Table Value	$1,402,265	$2,352,859	$2,316,786	$2,501,332

Subtract Pension Value	($58,523)	$0	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($404,998)	($1,202,335)	($1,073,984)	($1,566,707)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$82,495	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$793,763	$2,264,488	$1,425,953	$2,492,898

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$117,890	$1,177,695	($954,095)	$885,913

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$391,823	$2,587,627	($294,306)	$788,999

Subtract prior year-end fair value of awards forfeited during the covered year	$0	$0	$0	$0

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0

Compensation Actually Paid	$2,242,220	$7,262,828	$1,420,354	$5,102,434

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Non-GAAP Adjusted EBITDA

Software Solutions Net Sales/Software Solutions Net Sales Growth

Non-GAAP Adjusted EBITDA Margin

Total Shareholder Return Amount	$ 595.7	369.15	450.24	162.08
Peer Group Total Shareholder Return Amount	154.62	133.5	151.11	111.42
Net Income (Loss)	$ 82,200,000	$ 102,500,000	$ 145,900,000	$ (25,900,000)
Company Selected Measure Amount	207,400,000	218,300,000	294,800,000	173,400,000
PEO Name	Daniel N. Leib
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Software Solutions Net Sales/Software Solutions Net Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA Margin
PEO | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (60,237)
PEO | Grant Date Fair Value Of Equity Awards As Reported In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,711,808)	(4,103,488)	(4,952,391)	(2,167,772)
PEO | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value Of Equity Compensation Granted And Vested In Current Year Value On Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value Of Equity Compensation Granted In Current Year Value At End Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,497,311	5,448,529	9,526,994	4,290,627
PEO | Change As Of The Vesting Date In Fair Value Of Awards From Prior Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,729,707	(4,223,365)	6,049,587	467,993
PEO | Change In Fair Value Of Outstanding Unvested Awards From Prior Years That Were Outstanding As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,055,482	(1,245,869)	11,336,222	1,747,792
PEO | Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior YearEnd Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(58,523)
Non-PEO NEO | Grant Date Fair Value Of Equity Awards As Reported In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,566,707)	(1,073,984)	(1,202,335)	(404,998)
Non-PEO NEO | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value Of Equity Compensation Granted And Vested In Current Year Value On Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	82,495	0
Non-PEO NEO | Fair Value Of Equity Compensation Granted In Current Year Value At End Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,492,898	1,425,953	2,264,488	793,763
Non-PEO NEO | Change As Of The Vesting Date In Fair Value Of Awards From Prior Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	885,913	(954,095)	1,177,695	117,890
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Awards From Prior Years That Were Outstanding As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,999	(294,306)	2,587,627	391,823
Non-PEO NEO | Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Prior YearEnd Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0